Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates, in each case in a manner that would provide award recipients an opportunity benefit from such MNPI. In the event MNPI becomes known to the Compensation and Human Capital Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. In 2024, no stock options or similar option-like awards were granted to our named executive officers, including during any period beginning four business days before the filing or furnishing of an annual, periodic or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.